Summary of significant accounting policies (Schedule of Changes in Financial Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Balance, beginning	$ 249	$ 253
Change in fair value of warrant derivative liability	$ (249)	(4)
Balance, ending		$ 249